Right-of-Use Asset and Operating Lease Liability - Expected Annual Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 462
2023	196
2024	67
2025 and thereafter	28
Total future minimum lease payments, undiscounted	753
Less: Imputed interest for leases in excess of one year	(37)
Present value of future minimum lease payments	$ 716